R2 R3 R4 R5 R6 Shares [Member] Fees and Expenses - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Emerging Markets Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE: